Property and equipment, net	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property and equipment, net

(7) Property and equipment, net

Property and equipment, net comprised the following (in thousands):

	September 30, 2020	December 31, 2019

Equipment, tooling and molds	$	$19,510
Computer software and equipment		1,905
Furniture, fixtures and other		1,599
Leasehold improvements		5,283
Construction in process		342

Total property and equipment	$	$28,639
Less: Accumulated depreciation		(12,167)

Property and equipment, net	$	$16,472

Total depreciation expense for the nine months ended September 30, 2020 and 2019 was $            million and $            million, respectively.

(7) Property and equipment, net

Property and equipment, net comprised the following (in thousands):

	December 31,
	2018	2019
Equipment, tooling and molds	$16,171	$19,510
Computer software and equipment	1,711	1,905
Furniture, fixtures and other	1,019	1,599
Leasehold improvements	5,060	5,283
Construction in process	104	342

Total property and equipment	$24,065	$28,639
Less: Accumulated depreciation	(9,961)	(12,167)

Property and equipment, net	$14,104	$16,472

Total depreciation expense for the years ended December 31, 2018 and 2019 was $4.2 million and $4.8 million, respectively.

During the years ended December 31, 2018 and 2019, the Company recorded losses for the impairment and disposal of certain assets totaling $0.7 million and $0.8 million, respectively. These losses for the periods presented were primarily related to lab equipment and other supplies that were determined to be no longer usable.